POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

The following is hereby inserted following the second chart in the section "Management—Investment Advisory Agreement":

A Fund's operating expenses used in determining whether the Fund meets or exceeds its Expense Cap do not include any "Acquired Fund Fees and Expenses" borne indirectly by the Fund. Acquired Fund Fees and Expenses reflect the pro rata share of the fees and expenses, including management fees, of the investment companies in which a Funds invest. While such expenses are not direct operating expenses of a Fund, the Fund is required to include any Acquired Fund Fees and Expenses in the "Total Annual Fund Operating Expenses" shown in its Prospectus fee table. As a result, the "Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption" displayed in a Fund's Prospectus may exceed the Fund's Expense Cap.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 12/30/10